Significant Accounting Policies Basis of Presentation (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 12, 2024	Nov. 16, 2023	Aug. 14, 2023	May 31, 2023	May 31, 2023	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Goodwill							$ 0	$ 0
Cash equivalents							0	0
Inventory write-downs expired							$ 2,269,580	$ 23,794
Held by marketable securities								300,000
Exchange of stock, shares							2,996,127
Issuance of stock, value							$ 358,543	$ 3,450,675
Allowance for doubtful collections							0	0
Research and development expense							271,719	100,591
Operating loss carry forwards							14,660,582	8,658,484
Operating loss carry forwards valuation allowance							$ 14,660,582	$ 8,658,484
SRM Entertainment [Member]
Property, Plant and Equipment [Line Items]
Held by marketable securities			4,609,166
Sale of stock, shares						350,000
Sale of stock, per share						$ 0.00
SRM Entertainment [Member] | Stock Exchange Agreement [Member]
Property, Plant and Equipment [Line Items]
Held by marketable securities			9,450,000	6,500,000			2,613,342
Exchange of stock, shares				2
Issuance of stock, value			$ 4,500,000
SRM Entertainment [Member] | Stock Exchange Agreement [Member] | IPO [Member]
Property, Plant and Equipment [Line Items]
Held by marketable securities			2,000,000	6,500,000	6,500,000
Sale of stock, shares			1,250,000
Sale of stock, per share			$ 5.00
Yerbae Brands Corp [Member]
Property, Plant and Equipment [Line Items]
Held by marketable securities	1,493,908	159,496
Exchange of stock, shares								375,000
Issuance of stock, value								$ 4,619,081
Long-lived assets impairment							$ 0	0
Sales, advertising and marketing costs							$ 1,239,443	$ 6,905,303
SRM Entertainment [Member] | Stock Exchange Agreement [Member]
Property, Plant and Equipment [Line Items]
Marketable securities, percentage				79.30%	79.30%
SRM Entertainment Limited [Member]
Property, Plant and Equipment [Line Items]
Marketable securities, percentage			52.00%					48.00%
SRM Entertainment Limited [Member] | Stock Exchange Agreement [Member]
Property, Plant and Equipment [Line Items]
Marketable securities, percentage							20.00%
Subsidiary Issuer [Member] | Nonconsolidated Investees, Other [Member]
Property, Plant and Equipment [Line Items]
Marketable securities, percentage							50.00%
Subsidiary Issuer [Member] | Nonconsolidated Investees, Other [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Marketable securities, percentage							20.00%
Subsidiary Issuer [Member] | Nonconsolidated Investees, Other [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Marketable securities, percentage							50.00%